Consolidated Balance Sheets [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Allowance For Doubtful Accounts, Sales Returns and Discounts (in thousand dollars)	$ 1,595	$ 16,288
Common stock, par value (in dollars per share)	$ 0.3	$ 0.3
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	356,699,482	356,699,482
Common stock, shares outstanding	342,425,144	341,049,418
Treasury stock, shares	14,274,338	15,650,064